Operating leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Operating lease liabilities	$ 7,257,144	$ 3,448,226
Operating lease right-of-use assets	$ 5,862,748	$ 3,269,022